Accounts Receivable, Net	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net
Accounts Receivable, Net

4.  Accounts Receivable, Net

The following table sets out the balance of accounts receivable as of December 31, 2016 and 2017 (in thousands):

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
Accounts receivable, gross	496,381	524,198	80,568
Allowance for doubtful accounts	(91,348)	(65,454)	(10,060)

Accounts receivable, net	405,033	458,744	70,508

The following table presents the movement of the allowance for doubtful accounts (in thousands):

	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Balance as of January 1,	23,767	58,846	91,348	14,040
Additional provision/(reversal) charged to bad debt expenses, net	46,990	47,762	(9,137)	(1,402)
Write-off of bad debt provision	(11,911)	(15,260)	(16,757)	(2,578)

Balance as of December 31,	58,846	91,348	65,454	10,060

The negative RMB9.1 million (US$1.4 million) charged to bad debt expenses in 2017 were mainly caused by the collection of previously fully-reserved receivables of RMB25.4 million (US$3.9 million), and partially offset by the addition of new bad debt provision of RMB16.3 million (US$2.5 million).